Victory Fund for Income Expense Example, No Redemption - Class A Class C Class I Class R Class R6 Class Y [Member] - Victory Fund for Income - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	714
Expense Example, No Redemption, 5 Years	1,280
Expense Example, No Redemption, 10 Years	$ 2,425